Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets
	Year ended December 31, 2024
	Computer software	Intellectual property rights (Note 1)	Total
January 1
Cost	$555,562	$6,000,000	$6,555,562
Accumulated amortization	(136,050)	(550,000)	(686,050)
	$419,512	$5,450,000	$5,869,512

At January 1	$419,512	$5,450,000	$5,869,512
Additions	42,838	-	42,838
Adjustment (Note 1)	-	(2,150,000)	(2,150,000)
Amortization expenses	(285,701)	(535,500)	(821,201)
Net exchange differences	(9,488)	-	(9,488)
At December 31	$167,161	$2,764,500	$2,931,661

December 31
Cost	$582,461	$3,850,000	$4,432,461
Accumulated amortization	(415,300)	(1,085,500)	(1,500,800)
	$167,161	$2,764,500	$2,931,661
	Year ended December 31, 2023
	Computer software	Intellectual property rights (Note 1)	Total
January 1
Cost	$2,403,406	$-	$2,403,406
Accumulated amortization	(2,347,064)	-	(2,347,064)
	$56,342	$-	$56,342

At January 1	$56,342	$-	$56,342
Additions－acquired separately	538,446	6,000,000	6,538,446
Amortization expenses	(176,031)	(550,000)	(726,031)
Net exchange differences	755	-	755
At December 31	$419,512	$5,450,000	$5,869,512

December 31
Cost	$555,562	$6,000,000	$6,555,562
Accumulated amortization	(136,050)	(550,000)	(686,050)
	$419,512	$5,450,000	$5,869,512

Note 1:	On January 10, 2023 (the “Agreement Date”), the Group entered into an intellectual property purchase agreement effective on January 16, 2023 (the “Effective Time”) with SeeQuestor Limited (“SeeQuestor”), a company providing video analytics technology incorporated and registered in England and Wales.

Schedule of Amortization on Intangible Assets

Details of amortization on intangible assets are as follows:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Selling and marketing expenses	$356	$5,131	$425,720
General and administrative expenses	264,111	152,925	22,914
Research and development expenses	556,734	567,975	1,238,984
	$821,201	$726,031	$1,687,618